Deferred Income and Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue	€ 38,176	€ 26,566	€ 85,579
Other income	9,610	6,371	5,510
Other income	9,610	6,371	5,510
Other Operating Income [Member]
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Other income	464	320	223
Licensing Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Deferred income including contract liabilities			40,000
Revenue			120,000
Partial recognition of deferred revenue	8,700	15,900
Ipsen
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Upfront payment received	120,000
Deferred income	40,000
Deferred income current	11,600	14,400
Deferred income non-current	3,800	9,700
Deferred income other than contract liabilities	15,300	24,100
Revenue	8,700	15,900
Ipsen | Licensing Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue	13,300		80,000
Ipsen | Transition Services Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue	€ 6,500	1,000
Ipsen | Inventory Purchase Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue		€ 3,300
Labcorp | License Agreements
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Other income			€ 69